Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 61,979	$ (11,507)	$ 266,281
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of tax	(101)	(92)	(141)
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	101	(68)	95
Total comprehensive income/(loss) for the period	61,979	(11,667)	266,235
Attributable to the owners of non-controlling interest	523	14	14
Attributable to the owners of parent	$ 61,456	$ (11,681)	$ 266,221